Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2022	Aug. 16, 2021
Operating Lease Commitments
2023	$ 90,450
2024	63,851
Total undiscounted operating lease payments	154,301
Less: imputed interest	12,168
Present value of operating lease liabilities	$ 142,133	$ 187,734